Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2018
Entity Registrant Name	dei_EntityRegistrantName	MAINSTAY FUNDS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001469192
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 28, 2019
Document Effective Date	dei_DocumentEffectiveDate	Feb. 28, 2019
Prospectus Date	rr_ProspectusDate	Feb. 28, 2019
MainStay Epoch U.S. All Cap Fund (Prospectus Summary) | MainStay Epoch U.S. All Cap Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAAAX
MainStay Epoch U.S. All Cap Fund (Prospectus Summary) | MainStay Epoch U.S. All Cap Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAWNX
MainStay Epoch U.S. All Cap Fund (Prospectus Summary) | MainStay Epoch U.S. All Cap Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAWBX
MainStay Epoch U.S. All Cap Fund (Prospectus Summary) | MainStay Epoch U.S. All Cap Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAWCX
MainStay Epoch U.S. All Cap Fund (Prospectus Summary) | MainStay Epoch U.S. All Cap Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MATIX
MainStay Epoch U.S. All Cap Fund (Prospectus Summary) | MainStay Epoch U.S. All Cap Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAWDX
MainStay Epoch U.S. Equity Yield Fund (Prospectus Summary) | MainStay Epoch U.S. Equity Yield Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPLPX
MainStay Epoch U.S. Equity Yield Fund (Prospectus Summary) | MainStay Epoch U.S. Equity Yield Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPLIX
MainStay Epoch U.S. Equity Yield Fund (Prospectus Summary) | MainStay Epoch U.S. Equity Yield Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPLBX
MainStay Epoch U.S. Equity Yield Fund (Prospectus Summary) | MainStay Epoch U.S. Equity Yield Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPLKX
MainStay Epoch U.S. Equity Yield Fund (Prospectus Summary) | MainStay Epoch U.S. Equity Yield Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPLCX
MainStay Epoch U.S. Equity Yield Fund (Prospectus Summary) | MainStay Epoch U.S. Equity Yield Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPLRX
MainStay Epoch U.S. Equity Yield Fund (Prospectus Summary) | MainStay Epoch U.S. Equity Yield Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPLSX
MainStay Epoch U.S. Equity Yield Fund (Prospectus Summary) | MainStay Epoch U.S. Equity Yield Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPLTX
MainStay Epoch U.S. Equity Yield Fund (Prospectus Summary) | MainStay Epoch U.S. Equity Yield Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPLDX
MainStay Epoch U.S. Small Cap Fund (Prospectus Summary) | MainStay Epoch U.S. Small Cap Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MOPAX
MainStay Epoch U.S. Small Cap Fund (Prospectus Summary) | MainStay Epoch U.S. Small Cap Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MOINX
MainStay Epoch U.S. Small Cap Fund (Prospectus Summary) | MainStay Epoch U.S. Small Cap Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MOTBX
MainStay Epoch U.S. Small Cap Fund (Prospectus Summary) | MainStay Epoch U.S. Small Cap Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MOPCX
MainStay Epoch U.S. Small Cap Fund (Prospectus Summary) | MainStay Epoch U.S. Small Cap Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MOPIX
MainStay Epoch U.S. Small Cap Fund (Prospectus Summary) | MainStay Epoch U.S. Small Cap Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MOPRX
MainStay Epoch U.S. Small Cap Fund (Prospectus Summary) | MainStay Epoch U.S. Small Cap Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MOTRX
MainStay Epoch U.S. Small Cap Fund (Prospectus Summary) | MainStay Epoch U.S. Small Cap Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MOVRX
MainStay Epoch U.S. Small Cap Fund (Prospectus Summary) | MainStay Epoch U.S. Small Cap Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MOPDX
MainStay MacKay Growth Fund (Prospectus Summary) | MainStay MacKay Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KLGAX
MainStay MacKay Growth Fund (Prospectus Summary) | MainStay MacKay Growth Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KLGNX
MainStay MacKay Growth Fund (Prospectus Summary) | MainStay MacKay Growth Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KLGBX
MainStay MacKay Growth Fund (Prospectus Summary) | MainStay MacKay Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KLGCX
MainStay MacKay Growth Fund (Prospectus Summary) | MainStay MacKay Growth Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KLGIX
MainStay MacKay Growth Fund (Prospectus Summary) | MainStay MacKay Growth Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KLGRX
MainStay MacKay Growth Fund (Prospectus Summary) | MainStay MacKay Growth Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KLGDX
MainStay MacKay S&P 500 Index Fund (Prospectus Summary) | MainStay MacKay S&P 500 Index Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSXAX
MainStay MacKay S&P 500 Index Fund (Prospectus Summary) | MainStay MacKay S&P 500 Index Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYSPX
MainStay MacKay S&P 500 Index Fund (Prospectus Summary) | MainStay MacKay S&P 500 Index Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSPIX
MainStay MacKay S&P 500 Index Fund (Prospectus Summary) | MainStay MacKay S&P 500 Index Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYIDX
MainStay MacKay U.S. Equity Opportunities Fund (Prospectus Summary) | MainStay MacKay U.S. Equity Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYCTX
MainStay MacKay U.S. Equity Opportunities Fund (Prospectus Summary) | MainStay MacKay U.S. Equity Opportunities Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYCNX
MainStay MacKay U.S. Equity Opportunities Fund (Prospectus Summary) | MainStay MacKay U.S. Equity Opportunities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYCCX
MainStay MacKay U.S. Equity Opportunities Fund (Prospectus Summary) | MainStay MacKay U.S. Equity Opportunities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYCIX
MainStay MacKay U.S. Equity Opportunities Fund (Prospectus Summary) | MainStay MacKay U.S. Equity Opportunities Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYCDX
MainStay Epoch International Choice Fund (Prospectus Summary) | MainStay Epoch International Choice Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICEVX
MainStay Epoch International Choice Fund (Prospectus Summary) | MainStay Epoch International Choice Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICELX
MainStay Epoch International Choice Fund (Prospectus Summary) | MainStay Epoch International Choice Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICEWX
MainStay Epoch International Choice Fund (Prospectus Summary) | MainStay Epoch International Choice Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICEUX
MainStay Epoch International Choice Fund (Prospectus Summary) | MainStay Epoch International Choice Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICETX
MainStay Epoch International Choice Fund (Prospectus Summary) | MainStay Epoch International Choice Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICEYX
MainStay Epoch International Choice Fund (Prospectus Summary) | MainStay Epoch International Choice Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICEZX
MainStay Epoch International Choice Fund (Prospectus Summary) | MainStay Epoch International Choice Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICEDX
MainStay MacKay International Opportunities Fund (Prospectus Summary) | MainStay MacKay International Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYITX
MainStay MacKay International Opportunities Fund (Prospectus Summary) | MainStay MacKay International Opportunities Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYINX
MainStay MacKay International Opportunities Fund (Prospectus Summary) | MainStay MacKay International Opportunities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYICX
MainStay MacKay International Opportunities Fund (Prospectus Summary) | MainStay MacKay International Opportunities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYIIX
MainStay MacKay International Opportunities Fund (Prospectus Summary) | MainStay MacKay International Opportunities Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYTDX
MainStay Candriam Emerging Markets Equity Fund (Prospectus Summary) | MainStay Candriam Emerging Markets Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCYAX
MainStay Candriam Emerging Markets Equity Fund (Prospectus Summary) | MainStay Candriam Emerging Markets Equity Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCYVX
MainStay Candriam Emerging Markets Equity Fund (Prospectus Summary) | MainStay Candriam Emerging Markets Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCYCX
MainStay Candriam Emerging Markets Equity Fund (Prospectus Summary) | MainStay Candriam Emerging Markets Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCYIX
MainStay Candriam Emerging Markets Equity Fund (Prospectus Summary) | MainStay Candriam Emerging Markets Equity Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCYSX
MainStay MacKay Emerging Markets Equity Fund (Prospectus Summary) | MainStay MacKay Emerging Markets Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEOAX
MainStay MacKay Emerging Markets Equity Fund (Prospectus Summary) | MainStay MacKay Emerging Markets Equity Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEOVX
MainStay MacKay Emerging Markets Equity Fund (Prospectus Summary) | MainStay MacKay Emerging Markets Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEOCX
MainStay MacKay Emerging Markets Equity Fund (Prospectus Summary) | MainStay MacKay Emerging Markets Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEOIX
MainStay MacKay Emerging Markets Equity Fund (Prospectus Summary) | MainStay MacKay Emerging Markets Equity Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEODX
MainStay Epoch Capital Growth Fund (Prospectus Summary) | MainStay Epoch Capital Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MECDX
MainStay Epoch Capital Growth Fund (Prospectus Summary) | MainStay Epoch Capital Growth Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MECVX
MainStay Epoch Capital Growth Fund (Prospectus Summary) | MainStay Epoch Capital Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MECEX
MainStay Epoch Capital Growth Fund (Prospectus Summary) | MainStay Epoch Capital Growth Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MECFX
MainStay Epoch Capital Growth Fund (Prospectus Summary) | MainStay Epoch Capital Growth Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MECYX
MainStay Epoch Global Equity Yield Fund (Prospectus Summary) | MainStay Epoch Global Equity Yield Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPSPX
MainStay Epoch Global Equity Yield Fund (Prospectus Summary) | MainStay Epoch Global Equity Yield Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPSIX
MainStay Epoch Global Equity Yield Fund (Prospectus Summary) | MainStay Epoch Global Equity Yield Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPSKX
MainStay Epoch Global Equity Yield Fund (Prospectus Summary) | MainStay Epoch Global Equity Yield Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPSYX
MainStay Epoch Global Equity Yield Fund (Prospectus Summary) | MainStay Epoch Global Equity Yield Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPSZX
MainStay Epoch Global Equity Yield Fund (Prospectus Summary) | MainStay Epoch Global Equity Yield Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPSHX
MainStay Epoch Global Equity Yield Fund (Prospectus Summary) | MainStay Epoch Global Equity Yield Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPSRX
MainStay Floating Rate Fund (Prospectus Summary) | MainStay Floating Rate Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXFAX
MainStay Floating Rate Fund (Prospectus Summary) | MainStay Floating Rate Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXFNX
MainStay Floating Rate Fund (Prospectus Summary) | MainStay Floating Rate Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXFBX
MainStay Floating Rate Fund (Prospectus Summary) | MainStay Floating Rate Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXFCX
MainStay Floating Rate Fund (Prospectus Summary) | MainStay Floating Rate Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXFIX
MainStay Floating Rate Fund (Prospectus Summary) | MainStay Floating Rate Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXFHX
MainStay Floating Rate Fund (Prospectus Summary) | MainStay Floating Rate Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXFEX
MainStay Indexed Bond Fund (Prospectus Summary) | MainStay Indexed Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIXAX
MainStay Indexed Bond Fund (Prospectus Summary) | MainStay Indexed Bond Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIXNX
MainStay Indexed Bond Fund (Prospectus Summary) | MainStay Indexed Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIXIX
MainStay Indexed Bond Fund (Prospectus Summary) | MainStay Indexed Bond Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIXDX
MainStay MacKay Short Duration High Yield Fund (Prospectus Summary) | MainStay MacKay Short Duration High Yield Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MDHAX
MainStay MacKay Short Duration High Yield Fund (Prospectus Summary) | MainStay MacKay Short Duration High Yield Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MDHVX
MainStay MacKay Short Duration High Yield Fund (Prospectus Summary) | MainStay MacKay Short Duration High Yield Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MDHCX
MainStay MacKay Short Duration High Yield Fund (Prospectus Summary) | MainStay MacKay Short Duration High Yield Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MDHIX
MainStay MacKay Short Duration High Yield Fund (Prospectus Summary) | MainStay MacKay Short Duration High Yield Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MDHRX
MainStay MacKay Short Duration High Yield Fund (Prospectus Summary) | MainStay MacKay Short Duration High Yield Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MDHTX
MainStay MacKay Short Duration High Yield Fund (Prospectus Summary) | MainStay MacKay Short Duration High Yield Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MDHEX
MainStay MacKay Total Return Bond Fund (Prospectus Summary) | MainStay MacKay Total Return Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTMAX
MainStay MacKay Total Return Bond Fund (Prospectus Summary) | MainStay MacKay Total Return Bond Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTMNX
MainStay MacKay Total Return Bond Fund (Prospectus Summary) | MainStay MacKay Total Return Bond Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTMBX
MainStay MacKay Total Return Bond Fund (Prospectus Summary) | MainStay MacKay Total Return Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTMCX
MainStay MacKay Total Return Bond Fund (Prospectus Summary) | MainStay MacKay Total Return Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTMIX
MainStay MacKay Total Return Bond Fund (Prospectus Summary) | MainStay MacKay Total Return Bond Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTMRX
MainStay MacKay Total Return Bond Fund (Prospectus Summary) | MainStay MacKay Total Return Bond Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTRTX
MainStay MacKay Total Return Bond Fund (Prospectus Summary) | MainStay MacKay Total Return Bond Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTRVX
MainStay MacKay Total Return Bond Fund (Prospectus Summary) | MainStay MacKay Total Return Bond Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTRDX
MainStay MacKay California Tax Free Opportunities Fund (Prospectus Summary) | MainStay MacKay California Tax Free Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSCAX
MainStay MacKay California Tax Free Opportunities Fund (Prospectus Summary) | MainStay MacKay California Tax Free Opportunities Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSCVX
MainStay MacKay California Tax Free Opportunities Fund (Prospectus Summary) | MainStay MacKay California Tax Free Opportunities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSCCX
MainStay MacKay California Tax Free Opportunities Fund (Prospectus Summary) | MainStay MacKay California Tax Free Opportunities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCOIX
MainStay MacKay California Tax Free Opportunities Fund (Prospectus Summary) | MainStay MacKay California Tax Free Opportunities Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSODX
MainStay MacKay High Yield Municipal Bond Fund (Prospectus Summary) | MainStay MacKay High Yield Municipal Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMHAX
MainStay MacKay High Yield Municipal Bond Fund (Prospectus Summary) | MainStay MacKay High Yield Municipal Bond Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMHVX
MainStay MacKay High Yield Municipal Bond Fund (Prospectus Summary) | MainStay MacKay High Yield Municipal Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMHDX
MainStay MacKay High Yield Municipal Bond Fund (Prospectus Summary) | MainStay MacKay High Yield Municipal Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMHIX
MainStay MacKay High Yield Municipal Bond Fund (Prospectus Summary) | MainStay MacKay High Yield Municipal Bond Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMHEX
MainStay MacKay New York Tax Free Opportunities Fund (Prospectus Summary) | MainStay MacKay New York Tax Free Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MNOAX
MainStay MacKay New York Tax Free Opportunities Fund (Prospectus Summary) | MainStay MacKay New York Tax Free Opportunities Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MNOVX
MainStay MacKay New York Tax Free Opportunities Fund (Prospectus Summary) | MainStay MacKay New York Tax Free Opportunities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MNOCX
MainStay MacKay New York Tax Free Opportunities Fund (Prospectus Summary) | MainStay MacKay New York Tax Free Opportunities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MNOIX
MainStay MacKay New York Tax Free Opportunities Fund (Prospectus Summary) | MainStay MacKay New York Tax Free Opportunities Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MNODX
MainStay Balanced Fund (Prospectus Summary) | MainStay Balanced Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBNAX
MainStay Balanced Fund (Prospectus Summary) | MainStay Balanced Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBINX
MainStay Balanced Fund (Prospectus Summary) | MainStay Balanced Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBNBX
MainStay Balanced Fund (Prospectus Summary) | MainStay Balanced Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBACX
MainStay Balanced Fund (Prospectus Summary) | MainStay Balanced Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBAIX
MainStay Balanced Fund (Prospectus Summary) | MainStay Balanced Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBNRX
MainStay Balanced Fund (Prospectus Summary) | MainStay Balanced Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBCRX
MainStay Balanced Fund (Prospectus Summary) | MainStay Balanced Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBDRX
MainStay Balanced Fund (Prospectus Summary) | MainStay Balanced Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBERX
MainStay Conservative Allocation Fund (Prospectus Summary) | MainStay Conservative Allocation Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCKAX
MainStay Conservative Allocation Fund (Prospectus Summary) | MainStay Conservative Allocation Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCKNX
MainStay Conservative Allocation Fund (Prospectus Summary) | MainStay Conservative Allocation Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCKBX
MainStay Conservative Allocation Fund (Prospectus Summary) | MainStay Conservative Allocation Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCKCX
MainStay Conservative Allocation Fund (Prospectus Summary) | MainStay Conservative Allocation Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCKIX
MainStay Conservative Allocation Fund (Prospectus Summary) | MainStay Conservative Allocation Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCKRX
MainStay Moderate Allocation Fund (Prospectus Summary) | MainStay Moderate Allocation Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMRAX
MainStay Moderate Allocation Fund (Prospectus Summary) | MainStay Moderate Allocation Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMRDX
MainStay Moderate Allocation Fund (Prospectus Summary) | MainStay Moderate Allocation Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMRBX
MainStay Moderate Allocation Fund (Prospectus Summary) | MainStay Moderate Allocation Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMRCX
MainStay Moderate Allocation Fund (Prospectus Summary) | MainStay Moderate Allocation Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMRIX
MainStay Moderate Allocation Fund (Prospectus Summary) | MainStay Moderate Allocation Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMRHX
MainStay Moderate Growth Allocation Fund (Prospectus Summary) | MainStay Moderate Growth Allocation Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGDAX
MainStay Moderate Growth Allocation Fund (Prospectus Summary) | MainStay Moderate Growth Allocation Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGDNX
MainStay Moderate Growth Allocation Fund (Prospectus Summary) | MainStay Moderate Growth Allocation Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGDBX
MainStay Moderate Growth Allocation Fund (Prospectus Summary) | MainStay Moderate Growth Allocation Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGDCX
MainStay Moderate Growth Allocation Fund (Prospectus Summary) | MainStay Moderate Growth Allocation Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGDIX
MainStay Moderate Growth Allocation Fund (Prospectus Summary) | MainStay Moderate Growth Allocation Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGDRX
MainStay Growth Allocation Fund (Prospectus Summary) | MainStay Growth Allocation Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGXAX
MainStay Growth Allocation Fund (Prospectus Summary) | MainStay Growth Allocation Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGXNX
MainStay Growth Allocation Fund (Prospectus Summary) | MainStay Growth Allocation Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGXBX
MainStay Growth Allocation Fund (Prospectus Summary) | MainStay Growth Allocation Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGXCX
MainStay Growth Allocation Fund (Prospectus Summary) | MainStay Growth Allocation Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGXIX
MainStay Growth Allocation Fund (Prospectus Summary) | MainStay Growth Allocation Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGXRX
MainStay Retirement 2010 Fund (Prospectus Summary) | MainStay Retirement 2010 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYRAX
MainStay Retirement 2010 Fund (Prospectus Summary) | MainStay Retirement 2010 Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYRDX
MainStay Retirement 2010 Fund (Prospectus Summary) | MainStay Retirement 2010 Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYRIX
MainStay Retirement 2010 Fund (Prospectus Summary) | MainStay Retirement 2010 Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYRRX
MainStay Retirement 2010 Fund (Prospectus Summary) | MainStay Retirement 2010 Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYRWX
MainStay Retirement 2010 Fund (Prospectus Summary) | MainStay Retirement 2010 Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYREX
MainStay Retirement 2010 Fund (Prospectus Summary) | MainStay Retirement 2010 Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYRFX
MainStay Retirement 2020 Fund (Prospectus Summary) | MainStay Retirement 2020 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYROX
MainStay Retirement 2020 Fund (Prospectus Summary) | MainStay Retirement 2020 Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYRYX
MainStay Retirement 2020 Fund (Prospectus Summary) | MainStay Retirement 2020 Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYRTX
MainStay Retirement 2020 Fund (Prospectus Summary) | MainStay Retirement 2020 Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYRUX
MainStay Retirement 2020 Fund (Prospectus Summary) | MainStay Retirement 2020 Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYRVX
MainStay Retirement 2020 Fund (Prospectus Summary) | MainStay Retirement 2020 Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYRZX
MainStay Retirement 2020 Fund (Prospectus Summary) | MainStay Retirement 2020 Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYRBX
MainStay Retirement 2030 Fund (Prospectus Summary) | MainStay Retirement 2030 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRTTX
MainStay Retirement 2030 Fund (Prospectus Summary) | MainStay Retirement 2030 Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRTFX
MainStay Retirement 2030 Fund (Prospectus Summary) | MainStay Retirement 2030 Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRTIX
MainStay Retirement 2030 Fund (Prospectus Summary) | MainStay Retirement 2030 Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRTOX
MainStay Retirement 2030 Fund (Prospectus Summary) | MainStay Retirement 2030 Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRTUX
MainStay Retirement 2030 Fund (Prospectus Summary) | MainStay Retirement 2030 Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRTVX
MainStay Retirement 2030 Fund (Prospectus Summary) | MainStay Retirement 2030 Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRTWX
MainStay Retirement 2040 Fund (Prospectus Summary) | MainStay Retirement 2040 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSRTX
MainStay Retirement 2040 Fund (Prospectus Summary) | MainStay Retirement 2040 Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSRUX
MainStay Retirement 2040 Fund (Prospectus Summary) | MainStay Retirement 2040 Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSRYX
MainStay Retirement 2040 Fund (Prospectus Summary) | MainStay Retirement 2040 Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSREX
MainStay Retirement 2040 Fund (Prospectus Summary) | MainStay Retirement 2040 Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSRQX
MainStay Retirement 2040 Fund (Prospectus Summary) | MainStay Retirement 2040 Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSRZX
MainStay Retirement 2040 Fund (Prospectus Summary) | MainStay Retirement 2040 Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSRKX
MainStay Retirement 2050 Fund (Prospectus Summary) | MainStay Retirement 2050 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSRLX
MainStay Retirement 2050 Fund (Prospectus Summary) | MainStay Retirement 2050 Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSRVX
MainStay Retirement 2050 Fund (Prospectus Summary) | MainStay Retirement 2050 Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSRMX
MainStay Retirement 2050 Fund (Prospectus Summary) | MainStay Retirement 2050 Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSROX
MainStay Retirement 2050 Fund (Prospectus Summary) | MainStay Retirement 2050 Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSRPX
MainStay Retirement 2050 Fund (Prospectus Summary) | MainStay Retirement 2050 Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSRWX
MainStay Retirement 2050 Fund (Prospectus Summary) | MainStay Retirement 2050 Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSRGX
MainStay Retirement 2060 Fund (Prospectus Summary) | MainStay Retirement 2060 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYSQX
MainStay Retirement 2060 Fund (Prospectus Summary) | MainStay Retirement 2060 Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYSRX
MainStay Retirement 2060 Fund (Prospectus Summary) | MainStay Retirement 2060 Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYSSX
MainStay Retirement 2060 Fund (Prospectus Summary) | MainStay Retirement 2060 Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYSTX
MainStay Retirement 2060 Fund (Prospectus Summary) | MainStay Retirement 2060 Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYSWX
MainStay Retirement 2060 Fund (Prospectus Summary) | MainStay Retirement 2060 Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYSZX
MainStay Retirement 2060 Fund (Prospectus Summary) | MainStay Retirement 2060 Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYSDX